INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Schedule of Financial Information of Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Cash and cash equivalents	$ 106	$ 141	$ 151
Non-current assets	34,296	34,394
Other non-current liabilities	174	183
Earnings and Comprehensive Income
Revenue	7,778	7,384
Finance income and other	(602)	(561)
Income tax expense	513	(154)
Earnings	1,694	1,874
Earnings attributable to Pembina	1,694	1,864
PGI
Statement of financial position [abstract]
Cash and cash equivalents	18	0
Other current assets	529	501
Non-current assets	13,364	13,033
Other current liabilities	100	47
Other non-current liabilities	7,432	6,913
Earnings and Comprehensive Income
Revenue	1,678	1,676
Expenses	(460)	(522)
Depreciation and amortization	(396)	(368)
Impairment expense	(322)
Interest expense	(237)	(253)
Finance income and other	49	(39)
Gain on land sale	0
Income tax expense	(77)	(122)
Earnings	235	372
Earnings attributable to Pembina	131	227
PGI | Current liabilities
Statement of financial position [abstract]
Trade payables and other	249	210
PGI | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	145	129
Cedar LNG
Statement of financial position [abstract]
Cash and cash equivalents	41	79
Other current assets	12	3
Non-current assets	2,725	1,665
Other current liabilities	41	0
Other non-current liabilities	1,551	1,048
Earnings and Comprehensive Income
Revenue	0	0
Expenses	(6)	(3)
Depreciation and amortization	0	0
Impairment expense	0
Interest expense	0	0
Finance income and other	34	47
Gain on land sale	0
Income tax expense	0	0
Earnings	28	44
Earnings attributable to Pembina	14	22
Cedar LNG | Current liabilities
Statement of financial position [abstract]
Trade payables and other	260	7
Cedar LNG | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	1	0
Greenlight
Statement of financial position [abstract]
Cash and cash equivalents	133
Other current assets	9
Non-current assets	82
Other current liabilities	0
Other non-current liabilities	54
Earnings and Comprehensive Income
Revenue	0
Expenses	(3)
Depreciation and amortization	0
Impairment expense	0
Interest expense	(1)
Finance income and other	0
Gain on land sale	(124)
Income tax expense	0
Earnings	120
Earnings attributable to Pembina	60
Greenlight | Current liabilities
Statement of financial position [abstract]
Trade payables and other	9
Greenlight | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	0
Alliance
Statement of financial position [abstract]
Cash and cash equivalents		0
Other current assets		0
Non-current assets		0
Other current liabilities		0
Other non-current liabilities		0
Earnings and Comprehensive Income
Revenue		252
Expenses		(81)
Depreciation and amortization		(40)
Interest expense		(11)
Finance income and other		2
Income tax expense		0
Earnings		122
Earnings attributable to Pembina		42
Alliance | Current liabilities
Statement of financial position [abstract]
Trade payables and other		0
Alliance | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		0
Aux Sable
Statement of financial position [abstract]
Cash and cash equivalents		0
Other current assets		0
Non-current assets		0
Other current liabilities		0
Other non-current liabilities		0
Earnings and Comprehensive Income
Revenue		329
Expenses		(238)
Depreciation and amortization		(13)
Interest expense		0
Finance income and other		0
Income tax expense		0
Earnings		78
Earnings attributable to Pembina		33
Aux Sable | Current liabilities
Statement of financial position [abstract]
Trade payables and other		0
Aux Sable | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		0
Other
Statement of financial position [abstract]
Cash and cash equivalents	4	4
Other current assets	4	5
Non-current assets	75	86
Other current liabilities	3	3
Other non-current liabilities	19	22
Earnings and Comprehensive Income
Revenue	40	44
Expenses	(16)	(20)
Depreciation and amortization	(15)	(14)
Impairment expense	0
Interest expense	(1)	(1)
Finance income and other	0	(1)
Gain on land sale	0
Income tax expense	0	0
Earnings	8	8
Earnings attributable to Pembina	4	4
Other | Current liabilities
Statement of financial position [abstract]
Trade payables and other	3	3
Other | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other	$ 0	$ 0
Alliance, Aux Sable, And NRGreen
Earnings and Comprehensive Income
Ownership interest in joint venture		100.00%